INVENTORIES	6 Months Ended
Jun. 30, 2014
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]	NOTE 2:- INVENTORIES
	June 30,	December 31,
	2014	2013
	Unaudited

Raw materials	$2,229	$2,189
Work in process	417	232
Finished goods	3,713	3,617

	$6,359	$6,038